Share Option and Warrant Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of share option activity
	Number of share options	Weighted average exercise price
Outstanding, December 31, 2016	4,753,000	$1.77
Granted	530,000	3.19
Exercised	(453,000)	1.18
Expired	(20,000)	2.63
Outstanding, December 31, 2017	4,810,000	$1.97
Granted	1,775,000	1.42
Exercised	(220,000)	0.91
Expired	(103,750)	2.35
Forfeited	(56,250)	1.60
Outstanding, December 31, 2018	6,205,000	$1.85

Disclosure of share options outstanding and exercisable
	Outstanding			Exercisable
Expiry date	Number of options	Exercise price	Remaining contractual life (years)	Number of options	Exercise price	Remaining contractual life (years)
Feb 17, 2019	850,000	$0.51	0.13	850,000	$0.51	0.13
Aug 17, 2020	960,000	1.30	1.63	960,000	1.30	1.63
June 21, 2021	2,195,000	2.63	2.47	2,195,000	2.63	2.47
Jan 10, 2022	440,000	3.22	3.03	440,000	3.22	3.03
May 5, 2022	65,000	3.04	3.35	65,000	3.04	3.35
June 20, 2023	795,000	1.42	4.47	397,500	1.42	4.47
June 26, 2023	900,000	1.42	4.49	450,000	1.42	4.49
	6,205,000	$1.85	2.62	5,357,500	$1.92	2.32

Disclosure of share-based payments
	Years ended December 31,
	2018	2017 (Restated – note 4)

Recognized in net loss:
Included in exploration and evaluation costs	$363	$767
Included in fees, salaries and other employee benefits	654	1,053
Included in project investigation costs	42	18
	$1,059	$1,838

Disclosure of assumptions
	Years ended December 31,
	2018	2017
Risk-free interest rate	1.97%	0.94%
Expected dividend yield	Nil	Nil
Share price volatility	67%	77%
Expected life in years	4.36	4.34

Disclosure of warrant activity
	Warrants outstanding	Exercise price
Outstanding, December 31, 2016	2,018,877	$1.59
Expired	(37,150)	1.34
Exercised	(1,954,011)	1.60
Outstanding, December 31, 2017	27,716	$1.40
Expired	(12,716)	1.40
Exercised	(15,000)	1.40
Outstanding, December 31, 2018	-	-